Janus Henderson International Dividend Fund Investment Objectives and Goals - Class A C S I N T Shares [Member] - Janus Henderson International Dividend Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson International Dividend Fund
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	Janus Henderson International Dividend Fund seeks income with the potential for capital growth over the long-term.